SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total	$ 69,073,374	$ 73,084,448	$ 46,716,505
Total	21,826,297	30,742,914
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total	$ 14,822,587	$ 1,679,567
Concentration risk percentage	21.50%	2.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total	$ 11,050,583	$ 13,411,753	$ 7,737,339
Concentration risk percentage	16.00%	18.40%	16.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Total	$ 2,499,032	$ 12,721,498	$ 2,836,007
Concentration risk percentage	3.60%	17.40%	6.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Total	$ 1,359,277	$ 10,931,425	$ 7,037,526
Concentration risk percentage	2.00%	15.00%	15.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Total	$ 29,731,479	$ 38,744,243	$ 17,610,872
Concentration risk percentage	43.10%	53.10%	37.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Total	$ 8,502,784	$ 3,884,722
Concentration risk percentage	16.00%	7.10%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Total	$ 6,093,172	$ 3,315,224	$ 7,888,469
Concentration risk percentage	11.30%	6.10%	23.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Total	$ 844,238	$ 2,549,518	$ 5,963,411
Concentration risk percentage	1.60%	4.70%	18.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor D [Member]
Product Information [Line Items]
Total	$ 1,064,322	$ 2,134,733	$ 3,627,176
Concentration risk percentage	2.00%	3.90%	10.90%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Total	$ 16,504,516	$ 11,884,197	$ 17,479,056
Concentration risk percentage	30.90%	21.80%	52.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	22.30%	26.60%
Total	$ 5,934,248	$ 8,169,614
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	3.30%	11.10%
Total	$ 886,206	$ 3,401,209
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage	35.30%	54.60%
Total	$ 9,412,094	$ 16,767,691
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	9.70%	16.90%
Total	$ 2,591,640	$ 5,196,868
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	4.30%	48.30%
Accounts payable	$ 465,088	$ 5,704,582
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor E [Member]
Product Information [Line Items]
Concentration risk percentage		41.70%
Accounts payable		$ 4,924,493
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor F [Member]
Product Information [Line Items]
Concentration risk percentage		2.80%
Accounts payable		$ 326,168
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor G [Member]
Product Information [Line Items]
Concentration risk percentage	4.30%	3.80%
Accounts payable	$ 465,088	$ 453,921